CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital stock outstanding [member]	Additional paid-in capital [member]	Equity Adjustments [member]	Accumulated Profit from Financial Instruments at Fair Value through OCI [member]	Others [member]	Legal reserve [member]	Other reserves [member]	Retained income [member]	Total shareholders' equity attributable to controlling interests [member]	Total shareholders' equity attributable to non-controlling interests [member]
Equity, Beginning balance at Dec. 31, 2018	$ 195,509,533	$ 1,426,765	$ 10,951,132	$ 97,810,302	$ 4,438		$ 1,956,780	$ 136,116,270	$ (58,201,331)	$ 190,064,356	$ 5,445,177
Purchase of Non-controlling Interests	271,671										271,671
Distribution of Profits
- Use of Reserve and distribution of cash dividends	(5,467,754)								(5,467,754)	(5,467,754)
- Other Reserves								53,998,286	(53,998,286)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	48,946,578								48,718,493	48,718,493	228,085
Other Comprehensive Income (Loss) for the Year	827,460				805,435	$ 22,025				827,460
Equity, Ending balance at Dec. 31, 2019	240,087,488	1,426,765	10,951,132	97,810,302	809,873	22,025	1,956,780	190,114,556	(68,948,878)	234,142,555	5,944,933
Distribution of Profits
- Use of Reserve and distribution of cash dividends	(3,073,781)							(2,856,661)		(2,856,661)	(217,120)
- Other Reserves								85,396,897	(85,396,897)
Increase due to merger	(19,847)	47,927	6,330,055	4,646,279				(4,801,428)		6,222,833	(6,242,680)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	38,508,477								37,993,605	37,993,605	514,872
Other Comprehensive Income (Loss) for the Year	(284,818)				(276,475)	(8,343)				(284,818)	0
Equity, Ending balance at Dec. 31, 2020	275,217,519	1,474,692	17,281,187	102,456,581	533,398	13,682	1,956,780	267,853,364	(116,352,170)	275,217,514	5
Distribution of Profits
- Use of Reserve and distribution of cash dividends	(1,925,903)							(1,925,903)		(1,925,903)
Absorption of Retained Earnings	3							(27,311,840)	27,311,843	3
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	31,094,407								31,094,407	31,094,407	0
Other Comprehensive Income (Loss) for the Year	83,199				87,192	(3,993)				83,199
Equity, Ending balance at Dec. 31, 2021	$ 304,469,225	$ 1,474,692	$ 17,281,187	$ 102,456,581	$ 620,590	$ 9,689	$ 1,956,780	$ 238,615,621	$ (57,945,920)	$ 304,469,220	$ 5